Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 92.9%
Brazil - 10.1%
Cia Siderurgica Nacional SA - ADR - ADR	18,152	$161,553
Cielo SA	35,747	22,924
CPFL Energia SA	15,915	77,402
Equatorial Energia SA	11,024	51,223
JBS SA	32,108	197,891
Telefonica Brasil SA - ADR	18,191	145,164
TIM SA/Brazil	30,077	65,487
Vale SA - ADR - ADR	8,465	177,934
		899,578
Chile - 2.7%
CAP SA	3,685	63,854
Cia Cervecerias Unidas SA	2,353	25,422
Falabella SA	38,345	149,058
		238,334
Hong Kong - 23.8%
Angang Steel Co. Ltd. - Class H	230,545	157,531
Anhui Conch Cement Co. Ltd. - Class H	33,641	160,821
BAIC Motor Corp Ltd. - Class H (a)	509,941	181,767
Bosideng International Holdings Ltd.	59,184	36,937
China Petroleum & Chemical Corp.	340,751	156,100
China Resources Cement Holdings Ltd.	57,811	47,685
China Shenhua Energy Co. Ltd. - Class H	83,816	158,547
COSCO SHIPPING Holdings Co Ltd. (b)	118,793	178,851
Haier Smart Home Co Ltd.	45,504	155,756
Hengan International Group Co. Ltd.	8,074	47,948
Kingboard Holdings Ltd.	18,455	96,654
Kunlun Energy Co Ltd.	128,639	111,239
Shandong Chenming Paper Holdings Ltd.	212,891	115,059
Sinotruk Hong Kong Ltd.	85,187	145,794
Topsports International Holdings Ltd. (a)	40,929	57,092
Weichai Power Co. Ltd. - Class H	85,689	187,451
Yadea Group Holdings Ltd. (a)	20,022	34,370
Yangzijiang Shipbuilding Holdings Ltd.	92,821	93,852
		2,123,454
Greece - 0.8%
Hellenic Telecommunications Organization SA	3,140	57,288
JUMBO SA	796	12,653
		69,941
Indonesia - 5.1%
Adaro Energy Tbk PT	523,988	48,368
Astra International Tbk PT	514,393	167,878
Telekom Indonesia Persero Tbk PT	752,422	168,563
United Tractors Tbk PT	53,875	72,827
		457,636
Malaysia - 4.1%
Hartalega Holdings Bhd	18,670	31,146
Supermax Corp Bhd	84,185	65,234
Tenaga Nasional Bhd	67,006	153,066
Top Glove Corp Bhd	123,377	116,360
		365,806
Mexico - 9.3%
Alfa SAB de CV	74,963	56,713
America Movil SAB de CV - ADR - ADR	12,253	204,012
Arca Continental SAB de CV	13,658	83,356
Cemex SAB de CV - ADR (b)	16,136	131,186
Coca-Cola Femsa SAB de CV - ADR	1,434	81,121
Gruma SAB de CV	2,761	29,768
Grupo Bimbo SAB de CV	45,285	104,009
Grupo Elektra SAB DE CV	1,691	137,176
		827,341
Russia - 9.5%
Alrosa PJSC	70,548	125,001
Inter RAO UES PJSC	1,200,844	71,416
LUKOIL PJSC - ADR - ADR	2,107	180,570
Magnit PJSC	1,766	129,268
MMC Norilsk Nickel PJSC - ADR - ADR	5,212	180,127
Surgutneftegas PJSC	129,623	57,595
Tatneft PJSC - ADR	2,600	103,662
		847,639
South Africa - 9.9%
African Rainbow Minerals Ltd.	1,501	30,626
AngloGold Ashanti Ltd. - ADR	2,731	54,757
Impala Platinum Holdings Ltd.	7,848	141,418
Kumba Iron Ore Ltd.	2,589	137,484
MTN Group (b)	18,030	129,719
MultiChoice Group	3,457	28,682
Pepkor Holdings Ltd. (a)(b)	25,558	36,563
Shoprite Holdings Ltd.	5,703	62,436
Sibanye Stillwater Ltd. - ADR - ADR (c)	4,925	85,498
The Foschini Group Ltd. (b)	3,259	34,467
Vodacom Group Ltd.	11,850	105,662
Woolworths Holdings Ltd. (b)	9,270	35,312
		882,624
Taiwan - 10.2%
Acer, Inc.	47,796	46,489
Asustek Computer, Inc.	7,728	96,997
AU Optronics Corp.	116,555	86,067
Catcher Technology Co. Ltd.	5,062	33,487
Cheng Shin Rubber Industry Co. Ltd.	23,858	36,770
Chicony Electronics Co. Ltd.	4,683	13,481
Evergreen Marine Corp Taiwan Ltd. (b)	43,166	203,752
Foxconn Technology Co. Ltd.	11,061	24,365
Innolux Corp.	88,770	59,042
Largan Precision Co. Ltd.	700	73,342
Lite-On Technology Corp.	17,383	39,845
Micro-Star International Co. Ltd.	5,673	30,023
Nanya Technology Corp.	16,094	41,609
Teco Electric and Machinery Co Ltd.	13,088	14,532
Uni-President Enterprises Corp.	43,812	114,680
		914,481
Thailand - 1.0%
Electricity Generating PCL	7,629	39,691
Ratch Group PCL	12,838	16,601
Sri Trang Gloves Thailand PCL	32,859	37,490
		93,782
Turkey - 6.4%
BIM Birlesik Magazalar AS	3,785	28,480
Coca-Cola Icecek AS	2,585	26,031
Enka Insaat ve Sanayi AS	52,379	57,564
Eregli Demir ve Celik Fabrikalari TAS	27,193	64,545
Ford Otomotiv Sanayi AS	3,936	80,719
KOC Holding AS	78,253	190,943
Koza Altin Isletmeleri AS (b)	1,523	18,888
Turk Telekomunikasyon AS	48,712	37,693
Turkcell Iletisim Hizmetleri AS	35,473	64,749
		569,612
TOTAL COMMON STOCKS (Cost $8,687,816)		8,290,228

PREFERRED STOCKS - 5.8%
Brazil - 5.6%
Cia Energetica de Minas Gerais - ADR	37,658	84,354
COMPANHIA PARANAENSE ENERG COP SPON ADS (b)	8,360	47,652
Gerdau SA - ADR	13,129	77,855
Metalurgica Gerdau SA	28,597	78,242
Petroleo Brasileiro SA	16,495	169,239
Usinas Siderurgicas de Minas Gerais SA Usiminas	9,589	37,780
		495,122
Chile - 0.2%
Embotelladora Andina SA	8,716	20,846
TOTAL PREFERRED STOCKS (Cost $535,590)		515,968
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (d)	$9,348	9,348
TOTAL SHORT-TERM INVESTMENTS (Cost $9,348)		9,348
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (d)	84,204	84,204
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $84,204)		84,204

Total Investments (Cost $9,316,958) - 99.7%		8,899,748
Other Assets in Excess of Liabilities - 0.3%		24,214
TOTAL NET ASSETS - 100.0%		$8,923,962

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $309,792 or 3.5% of net assets.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $81,210 or 0.9% of net assets.
(d)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 8,290,228	$ -	$ -	$ -	$ 8,290,228
Preferred Stocks	515,968	-	-	-	515,968
Short-Term Investments	9,348	-	-	-	9,348
Investments Purchased with Proceeds from Securities Lending	-	-	-	84,204	84,204
Total Investments in Securities	$ 8,815,544	$ -	$ -	$ 84,204	$ 8,899,748
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.